Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 102,481	$ 159,639
Restricted cash - current	6,600	3,000
Accounts receivable, including non-trade of $7,058 (2014 - $7,998) (note 6c)	22,081	11,265
Prepaid expenses	4,469	3,975
Current portion of net investments in direct financing leases (note 5)	20,606	15,837
Advances to affiliates (note 12h)	13,026	11,942
Total current assets	169,263	205,658
Restricted cash - long-term (note 5)	104,919	42,997
Vessels and equipment
At cost, less accumulated depreciation of $666,710 (2014 - $588,735)	1,595,077	1,659,807
Vessels under capital leases, at cost, less accumulated depreciation of $56,316 (2014 - $50,898) (note 5)	88,215	91,776
Advances on newbuilding contracts (notes 12g and 14)	424,868	237,647
Total vessels and equipment	2,108,160	1,989,230
Investment in and advances to equity accounted joint ventures (notes 6, 7 and 12f)	883,731	891,478
Net investments in direct financing leases (note 5)	646,052	666,658
Other assets (note 6c)	20,811	27,536
Derivative assets (note 13)	5,623	441
Intangible assets - net (note 8)	78,790	87,646
Goodwill - liquefied gas segment (note 8)	35,631	35,631
Consolidated total assets	4,052,980	3,947,275
Current
Accounts payable	2,770	643
Accrued liabilities (notes 9, 13 and 18)	37,456	39,037
Unearned revenue (note 5)	19,608	16,565
Current portion of long-term debt (note 10)	197,197	157,088
Current obligations under capital lease (note 5)	4,546	4,422
Current portion of in-process contracts (note 6c)	12,173	4,736
Current portion of derivative liabilities (note 13)	52,083	57,678
Advances from affiliates (notes 12h and 13)	22,987	43,205
Total current liabilities	348,820	323,374
Long-term debt (note 10)	1,802,012	1,749,893
Long-term obligations under capital lease (note 5)	54,581	59,128
Long-term unearned revenue	30,333	33,938
Other long-term liabilities (notes 5, 6d and 6e)	71,152	74,734
In-process contracts (note 6c)	20,065	32,660
Derivative liabilities (note 13)	182,338	126,177
Total liabilities	$ 2,509,301	$ 2,399,904
Commitments and contingencies (notes 5, 6, 10, 13 and 14)
Equity
Limited Partners	$ 1,472,327	$ 1,482,647
General Partner	48,786	56,508
Accumulated other comprehensive loss	(2,051)	(1,403)
Partners' equity	1,519,062	1,537,752
Non-controlling interest	24,617	9,619
Total equity	1,543,679	1,547,371
Total liabilities and total equity	$ 4,052,980	$ 3,947,275